Asset Retirement Obligations (Changes to AROs) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
AROs, Beginning balance		$ 2,485	[1]	$ 2,103
Obligations incurred during the period		37		204	[2]
Obligations settled during the period		(214)		(171)
Revisions in estimated cash flows		7		245	[3]
Accretion		117		104
AROs, Ending balance	[1]	2,432		2,485
Asset retirement obligations, non current		2,169		2,236
Current Liabilities
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, current		263		249
Virginia Electric and Power Company
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
AROs, Beginning balance		1,443		1,247
Obligations incurred during the period		11		9
Obligations settled during the period		(152)		(115)
Revisions in estimated cash flows		(1)		245	[3]
Accretion		64		57
AROs, Ending balance		1,365		1,443
Asset retirement obligation, current		216		181
Asset retirement obligations, non current		1,149		1,262
Dominion Energy Gas Holdings, LLC
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
AROs, Beginning balance		156	[4]	149
Obligations incurred during the period		2		6
Obligations settled during the period		(7)		(8)
Accretion		9		9
AROs, Ending balance	[4]	160		156
Dominion Energy Gas Holdings, LLC | Other Deferred Credits And Other Liabilities
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, non current		$ 146		$ 147

[1]	Includes $249 million and $263 million reported in other current liabilities at December 31, 2016, and 2017, respectively.
[2]	Primarily reflects AROs assumed in the Dominion Energy Questar Combination. See Note 3 for further information.
[3]	Primarily reflects future ash pond and landfill closure costs at certain utility generation facilities. See Note 22 for further information.
[4]	Includes $147 million and $146 million reported in other deferred credits and other liabilities, with the remainder recorded in other current liabilities, at December 31, 2016 and 2017, respectively.